UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07763

THE MASTERS’ SELECT FUNDS TRUST

(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 230-D, Orinda, California 94563

(Address of principal executive offices) (Zip code)

Kenneth E. Gregory
4 Orinda Way, Suite 230-D
Orinda, CA 94563

(Name and address of agent for service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

(925) 254-8999

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Masters' Select Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 96.3%

Consumer Discretionary: 30.8%
929,400	Amazon.Com, Inc. *	$42,101,820
94,000	Apollo Group, Inc. *	6,240,660
475,000	Charming Shoppes, Inc. *	5,068,250
33,967	Comcast Corp. - Class A *	997,950
680,000	Comcast Corp. - Special Class A *	19,570,400
219,000	Conn's, Inc. *	6,070,680
998,600	DIRECTV Group, Inc. (The) *	14,959,028
131,000	Discovery Holding Co. - Class A *	1,891,640
311,000	Disney (Walt) Co.	7,504,430
550,000	Eastman Kodak Co.	13,381,500
433,500	eBay, Inc. *	17,860,200
117,600	Emmis Communications Corp. - Class A *	2,597,784
450,000	Expedia, Inc. *	8,914,500
1,635,000	Gemstar - TV Guide International, Inc. *	4,839,600
441,000	General Motors Corp.	13,499,010
350,000	Home Depot, Inc. (The)	13,349,000
450,000	IAC/InteractiveCorp *	11,407,500
527,000	Koninklijk (Royal) Philips Electronics NV	14,060,360
1,310,000	Liberty Media Corp. *	10,545,500
219,500	Nautilus Group, Inc.	4,844,365
180,000	Phillips-Van Heusen	5,583,600
161,200	Pixar, Inc. *	7,175,012
243,000	Ruby Tuesday, Inc.	5,287,680
230,000	Skywest, Inc.	6,168,600
105,000	Starbucks Corp. *	5,260,500
373,300	Tempur-Pedic International, Inc. *	4,419,872
394,800	XM Satellite Radio Holdings, Inc. - Class A *	14,177,268
		267,776,709
Consumer Staples: 2.9%
206,000	Altria Group, Inc.	15,184,260
135,000	Costco Wholesale Corp.	5,817,150
147,800	Heineken Holding NV - Class A	4,371,669
		25,373,079
Energy: 7.5%
245,000	Dresser-Rand Group, Inc. *	6,034,350
440,000	EOG Resources, Inc.	32,956,000
150,000	GlobalSantaFe Corp.	6,843,000
105,000	Houston Exploration Co. (The) *	7,061,250
375,000	Parker Drilling Co. *	3,476,250
75,000	Tidewater, Inc.	3,650,250
126,700	Todco - Class A	5,284,657
		65,305,757

Masters' Select Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2005 (Unaudited)

Shares		Value
Finance: 23.4%
283,200	American Express Co.	$16,267,008
279,900	American International Group, Inc.	17,342,604
485,000	Aon Corp.	15,558,800
154	Berkshire Hathaway, Inc. - Class A *	12,628,000
225,000	Capital One Financial Corp.	17,892,000
190,400	Citigroup, Inc.	8,667,008
204,600	Commerce Bancorp, Inc.	6,279,174
305,000	Conseco, Inc. *	6,438,550
60,500	Fairfax Financial Holdings Ltd.	10,520,950
38,200	Golden West Financial Corp.	2,268,698
494,851	HSBC Holdings Plc	8,029,159
696,600	JPMorgan Chase & Co.	23,635,638
215,000	MGIC Investment Corp.	13,803,000
200,900	Progressive Corp.	21,048,293
150,000	Transatlantic Holdings, Inc.	8,550,000
239,100	Universal American Financial Corp. *	5,437,134
250,000	Washington Mutual, Inc.	9,805,000
		204,171,016
Healthcare, Pharmaceuticals & Biotechnology: 3.6%
116,000	Cephalon, Inc. *	5,384,720
144,700	Genentech, Inc. *	12,185,187
140,000	Icon Plc SA *	7,000,000
90,000	ResMed Inc. *	7,168,500
		31,738,407
Industrials: 11.9%
146,100	Armor Holdings, Inc. *	6,283,761
375,000	BE Aerospace, Inc. *	6,213,750
325,000	Champion Enterprises, Inc. *	4,803,500
55,000	Eagle Materials, Inc.	6,675,350
159,000	FedEx Corp.	13,853,670
165,000	Foster Wheeler Ltd. *	5,096,850
400,000	Republic Services, Inc.	14,116,000
1,130,000	Tyco International Ltd.	31,470,500
514,000	Waste Management, Inc.	14,705,540
		103,218,921
Materials: 5.2%
353,303	Cemex SA de CV	18,477,747
98,000	Minerals Technologies, Inc.	5,606,580
236,200	Sealed Air Corp. *	11,210,052
225,000	United States Steel Corp.	9,528,750
		44,823,129

Masters' Select Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2005 (Unaudited)

	Shares/
	Principal Amount		Value
	Technology: 10.1%
	490,100	Dell, Inc. *	$16,761,420
	31,700	Google, Inc. *	10,031,782
	177,690	Maxim Integrated Products, Inc.	7,578,479
	600,000	Mentor Graphics Corp. *	5,160,000
	362,400	Network Appliance, Inc. *	8,603,376
	730,000	Powerwave Technologies, Inc. *	9,482,700
	320,200	QUALCOMM, Inc.	14,328,950
	484,900	Yahoo!, Inc. *	16,409,016
			88,355,723
	Telecommunications: 0.9%
	3,300,000	Level 3 Communications, Inc. *	7,656,000

	TOTAL COMMON STOCKS
	(cost $680,757,021)		838,418,741

	NOTES & BONDS: 0.5%

	Telecommunications: 0.5%
	$4,650,000	Level 3 Communications, Inc., 10.000%, 05/01/11	4,308,955

	TOTAL NOTES & BONDS
	(cost $4,650,000)		4,308,955

	SHORT-TERM INVESTMENT: 2.4%
	$21,145,000	State Street Bank & Trust Co., 2.50%, 09/30/05, due 10/03/05 [collateral: $19,000,000, US Treasury Notes, 8.000%, due 11/15/21; US Treasury Notes, 7.875%, due 02/15/21; US Treasury Notes, 3.625%, 07/15/09; value $21,583,123] (proceeds $21,149,405)	21,145,000

	TOTAL SHORT-TERM INVESTMENT
	(cost $21,145,000)		21,145,000

	TOTAL INVESTMENTS IN SECURITIES
	(cost $706,552,021+): 99.2%		863,872,696
	Other Assets less Liabilities: 0.8%		6,952,547
	NET ASSETS: 100.0%		$870,825,243

*	Non-income producing security.
+	At September 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

	Cost of investments for tax purposes		$707,264,424
	Gross tax unrealized appreciation		$191,576,281
	Gross tax unrealized depreciation		(34,968,010)
	Net tax unrealized appreciation		$156,608,271

Masters' Select International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 93.0%

Australia: 4.6%
1,062,100	Australia & New Zealand Banking Group Ltd.	$19,482,309
6,265,000	Baycorp Advantage Ltd. *	16,615,535
903,400	CSL Ltd.	26,513,990
		62,611,834
Austria: 0.7%
173,740	Erste Bank Der Oesterreichischen Sparkassen AG	9,322,558

Bahamas: 0.6%
154,413	Kerzner International Ltd. *	8,577,642

Brazil: 1.8%
641,300	Empresa Brasileira de Aeronautica SA	24,754,180

Canada: 7.2%
1,087,400	EnCana Corp.	63,551,479
922,400	Shaw Communications, Inc. - Class B	19,306,878
439,710	Shoppers Drug Mart Corp.	15,566,632
		98,424,989
Denmark: 1.2%
334,600	Novo-Nordisk A/S - Class B	16,597,276

France: 8.8%
183,003	Eurazeo	18,822,724
751,165	Sanofi Synthelabo SA	62,270,634
418,117	Thomson SA	8,722,062
226,678	Vinci SA	19,583,973
341,100	Vivendi Universal SA	11,170,863
		120,570,256
Germany: 3.6%
76,500	Adidas-Salomon AG	13,336,593
470,300	Bayerische Motoren Werke (BMW) AG *	22,150,445
145,700	Deutshce Boerse AG	13,966,961
		49,453,999
Hong Kong: 7.1%
134,830	CNOOC Ltd.	9,733,378
1,395,930	Guoco Group Ltd.	14,162,743
4,524,000	Hong Kong Exchanges and Clearing Ltd.	15,513,623
10,600,600	Hutchison Telecommunications International Ltd. *	15,374,181
1,844,000	Hutchison Whampoa Ltd.	19,089,101
12,569,300	Melco International Development	14,826,587
5,504,000	Shangri-La Asia Ltd.	8,904,943
		97,604,556

Masters' Select International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2005 (Unaudited)

Shares		Value
Japan: 18.5%
395,000	Asatsu-DK, Inc.	$12,342,116
2,717,000	Bank of Fukuoka Ltd. (The)	19,616,982
954,400	Chiyoda Corp.	17,606,214
390,600	Honda Motor Co. Ltd.	22,133,828
4,646	KK DaVinci Advisors *	17,715,451
2,474	Mitsubishi UFJ Financial Group, Inc.	32,536,829
12,900	NTT DoCoMo, Inc.	23,000,132
246,900	Rohm Co. Ltd.	21,465,775
408,300	Toho Titanium Co. Ltd.	24,470,250
2,015,000	Tokuyama Corp.	19,777,395
666,800	Toyota Motor Corp.	30,604,705
152,500	Yamada Denki Co. Ltd.	11,616,356
		252,886,033
Mexico: 1.0%
521,300	America Movil S.A. de C.V.	13,720,616

Netherlands: 1.7%
283,400	Schlumberger Ltd.	23,913,292

Norway: 2.8%
139,000	Aker Kvaerner ASA *	8,207,238
899,600	SIEM Offshore, Inc. *	12,075,122
734,300	Statoil ASA	18,252,478
		38,534,838
Singapore: 2.6%
19,957,000	BIL International Ltd.	15,113,125
6,372,000	CapitaLand Ltd.	11,837,350
1,522,800	Overseas Union Enterprise Ltd.	8,603,899
		35,554,374
South Korea: 1.8%
128,600	SK Telecom	24,979,856

Spain: 1.4%
636,000	Industria de Diseno Textil, S.A.	18,727,423

Sweden: 2.2%
884,800	Capio AB	17,509,235
2,284,500	Skandia Forsakrings AB	11,937,219
		29,446,454
Switzerland: 11.2%
135,900	Actelion NV *	14,707,564
259,000	Julius Bear Holding AG	20,354,306
236,166	Lonza Group AG	13,997,737
60,100	Nestle SA	17,670,985
317,327	Roche Holding AG	44,263,301
487,314	UBS AG	41,586,144
		152,580,037

Masters' Select International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2005 (Unaudited)

	Shares/
	Principal Amount		Value
	United Kingdom: 14.2%
	6,369,800	Aegis Group Plc	$15,779,023
	4,393,500	BAE Systems Plc	26,703,221
	219,700	BP Plc	15,565,745
	11,458,874	Brit Insurance Holdings	17,132,665
	1,293,700	Cadbury Schweppes Plc	13,093,504
	602,400	Carpetright Plc	9,379,807
	1,327,600	Diageo Plc	19,144,813
	900,359	Enterprise Inns Plc	13,421,835
	934,100	GlaxoSmithKline Plc	23,833,340
	1,154,200	NETeller Plc *	16,899,558
	4,224,800	Tesco Plc	23,136,256
			194,089,767

	TOTAL COMMON STOCKS
	(cost $1,057,945,321)		1,272,349,980

	SHORT-TERM INVESTMENT: 7.5%
	$103,005,000	State Street Bank & Trust Co., 2.50%, 09/30/05, due 10/03/05 [collateral: $100,200,000, US Treasury Notes, 8.000%, due 11/15/21; US Treasury Notes, 7.875%, due 02/15/21; US Treasury Notes, 3.625%, 07/15/09; value $105,075,928] (proceeds $103,026,459)	103,005,000

	TOTAL SHORT-TERM INVESTMENT
	(cost $103,005,000)		103,005,000

	TOTAL INVESTMENTS IN SECURITIES
	(cost $1,160,950,321+): 100.5%		1,375,354,980
	Liabilities in excess of Other Assets: (0.5)%		(6,713,100)
	NET ASSETS: 100.0%		$1,368,641,880

*	Non-income producing security.
+	At September 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

	Cost of investments for tax purposes		$1,161,978,958
	Gross tax unrealized appreciation		$226,537,273
	Gross tax unrealized depreciation		(13,161,251)
	Net tax unrealized appreciation		$213,376,022

Masters' Select International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2005 (Unaudited)

% of
Sector	Net Assets
Consumer Discretionary	41.2%
Finance	18.1%
Consumer Staples	8.9%
Materials	8.8%
Industrials	7.7%
Telecom	5.2%
Energy	2.2%
Health Care & Pharmaceuticals	1.6%
Technology	1.5%
Notes & Bonds	2.0%
Cash and Other Assets	2.8%
Net Assets	100.0%

Masters' Select Value Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 95.2%

Consumer Discretionary: 39.5%
275,000	Amazon.Com, Inc. *	$12,457,500
153,000	Comcast Corp. - Special Class A *	4,403,340
470,600	DIRECTV Group, Inc. (The) *	7,049,588
110,200	Discovery Holding Co. - Class A *	1,591,288
475,000	Disney (Walt) Co.	11,461,750
300,000	Eastman Kodak Co.	7,299,000
240,000	Expedia, Inc. *	4,754,400
220,000	Gap, Inc. (The)	3,834,600
223,000	General Motors Corp.	6,826,030
310,000	Home Depot, Inc. (The)	11,823,400
240,000	IAC/InteractiveCorp *	6,084,000
248,000	Koninklijk (Royal) Philips Electronics NV	6,616,640
1,102,000	Liberty Media Corp. *	8,871,100
202,320	Limited Brands	4,133,398
265,000	Mattel, Inc.	4,420,200
190,000	McDonald's Corp.	6,363,100
259,400	News Corp.	4,044,046
54,689	NTL, Inc. *	3,653,225
315,000	Time Warner, Inc.	5,704,650
155,000	Viacom, Inc. - Class B	5,116,550
101,000	YUM! Brands, Inc.	4,889,410
		131,397,215
Consumer Staples: 8.9%
246,089	Imperial Tobacco Group Plc	7,071,385
330	Japan Tobacco, Inc.	5,213,822
497,700	KT&G Corp.	10,800,090
172,600	Orkla ASA - Class A	6,560,880
		29,646,177
Energy: 2.2%
291,100	Statoil ASA	7,235,866

Finance: 18.1%
170,000	Aon Corp.	5,453,600
3,367	Berkshire Hathaway, Inc. - Class B *	9,195,277
100,000	Capital One Financial Corp.	7,952,000
20,000	Fairfax Financial Holdings Ltd.	3,469,572
175,000	JPMorgan Chase & Co.	5,937,750
73,830	Leucadia National Corp.	3,182,073
390	Mitsubishi UFJ Financial Group, Inc.	5,129,088
102,000	Moody's Corp.	5,210,160
300,000	UnumProvident Corp.	6,150,000
219,000	Washington Mutual, Inc.	8,589,180
		60,268,700
Healthcare, Pharmaceuticals & Biotechnology: 1.6%
217,000	IMS Health, Inc.	5,461,890

Masters' Select Value Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2005 (Unaudited)

Shares/
Principal Amount		Value
Industrials: 7.7%
67,000	Dun & Bradstreet Corp. *	$4,413,290
44,000	FedEx Corp.	3,833,720
100,000	Republic Services, Inc.	3,529,000
300,000	Tyco International Ltd.	8,355,000
187,000	Waste Management, Inc.	5,350,070
		25,481,080
Materials: 8.8%
237,102	Anglo American Plc	7,090,032
176,651	Cemex SA de CV	9,238,847
72,294	Newmont Mining Corp.	3,410,108
85,300	Potlatch Corp.	4,445,836
72,000	Weyerhaeuser Co.	4,950,000
		29,134,823
Technology: 3.2%
25	Comdisco Holding Co., Inc.	438
3,650,000	Comdisco, Inc. Contingent Equity Distribution *++	0
163,000	Dell, Inc. *	5,574,600
126,000	First Data Corp.	5,040,000
		10,615,038
Telecommunications: 5.2%
1,400,000	Level 3 Communications, Inc. *	3,248,000
316,875	Sprint Corp.	7,535,288
84,000	Telephone & Data Systems, Inc.	3,154,200
84,000	Telephone & Data Systems, Inc.	3,276,000
		17,213,488

TOTAL COMMON STOCKS
(cost $271,094,725)		316,454,277

PREFERRED STOCK: 0.0%

Telecommunications: 0.0%
54	PTV, Inc.	92

TOTAL PREFERRED STOCK
(cost $0)		92

NOTES & BONDS: 2.1%

Finance: 0.8%
$3,774,300	Armstrong Holdings Bank	2,717,496

Industrials: 0.6%
2,386,700	Armstrong World Trade Claims	1,736,325

Telecommunications: 0.7%
2,533,000	Level 3 Communications, Inc., 10.000%, 05/01/11	2,347,222

TOTAL NOTES & BONDS
(cost $6,361,877)		6,801,043

Masters' Select Value Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2005 (Unaudited)

	Principal Amount		Value
	SHORT-TERM INVESTMENT: 2.6%

	$8,723,000	State Street Bank & Trust Co., 2.500%, 09/30/05, due 10/03/05 [collateral: $6,965,000, US Treasury Notes, 8.000%, due 11/15/21; US Treasury Notes, 7.875%, due 02/15/21; US Treasury Notes, 3.625%, 07/15/09; value $8,912,131] (proceeds $8,724,817)	$8,723,000

	TOTAL SHORT-TERM INVESTMENT
	(cost $8,723,000)		8,723,000

	TOTAL INVESTMENTS IN SECURITIES
	(cost $286,179,602+): 99.9%		331,978,412
	Other Assets less Liabilities: 0.1%		457,503
	NET ASSETS: 100.0%		$332,435,915

*	Non-income producing security.
++	Illiquid security.
+	At September 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

	Cost of investments for tax purposes		$286,183,152
	Gross tax unrealized appreciation		$58,589,224
	Gross tax unrealized depreciation		(12,793,964)
	Net tax unrealized appreciation		$45,795,260

Masters' Select Smaller Companies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 86.0%

Consumer Discretionary: 23.4%
80,500	ACCO Brands Corp. *	$2,271,710
355,400	Bearing Point, Inc. *	2,697,486
140,300	Big Lots, Inc. *	1,541,897
148,016	Bright Horizons Family Solutions, Inc. *	5,683,814
278,900	Charming Shoppes, Inc. *	2,975,863
209,000	Cox Radio, Inc. - Class A *	3,176,800
155,800	Foot Locker, Inc.	3,418,252
156,100	Hewitt Associates, Inc. - Class A *	4,258,408
148,300	Jo-Ann Stores, Inc. *	2,565,590
75,000	JOS A Bank Clothiers, Inc. *	3,241,500
158,300	Journal Register Co.	2,561,294
212,500	Libbey, Inc.	3,230,000
56,500	Michaels Stores, Inc.	1,867,890
140,000	O'Charleys, Inc. *	2,003,400
62,500	Oxford Industries, Inc.	2,820,000
108,757	Quicksilver, Inc. *	1,571,539
210,700	Radio One, Inc. - Class D *	2,770,705
82,900	Rent-A-Center, Inc. *	1,600,799
135,000	Skywest, Inc.	3,620,700
324,734	True Religion Apparel, Inc. *	5,403,574
560,000	Tweeter Home Entertainment Group, Inc. *	1,842,400
		61,123,621
Energy: 19.4%
64,388	Atwood Oceanics, Inc. *	5,422,113
137,871	Bill Barrett Corp. *	5,076,410
108,000	Core Laboratories NV *	3,484,080
100,000	Hornbeck Offshore Services, Inc. *	3,663,000
53,000	Houston Exploration Co. (The) *	3,564,250
145,000	Interline Brands, Inc. *	3,046,450
64,000	Lufkin Industries, Inc.	2,787,200
121,199	NATCO Group, Inc. - Class A *	3,068,759
86,501	National-Oilwell Varco, Inc. *	5,691,766
87,700	Patterson-UTI Energy, Inc.	3,164,216
275,000	PetroHawk Energy Corp. *	3,962,750
134,400	Rosetta Resources, Inc. *	2,620,800
84,800	Rowan Companies, Inc.	3,009,552
51,905	Todco - Class A	2,164,958
		50,726,304
Finance: 8.0%
58,300	AMBAC Financial Group, Inc.	4,201,098
113,850	HCC Insurance Holdings, Inc.	3,248,140
103,900	Investors Financial Services Corp.	3,418,310
177,100	Janus Capital Group, Inc.	2,559,095
8,005	Markel Corp. *	2,645,653
129,800	Universal American Financial Corp. *	2,951,652
60,272	Vineyard National Bancorp	1,781,038
		20,804,986

Masters' Select Smaller Companies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2005 (Unaudited)

Shares		Value
Healthcare, Pharmaceuticals & Biotechnology: 7.1%
31,216	Advisory Board Co. (The) *	1,624,481
41,300	Apria Healthcare Group, Inc. *	1,317,883
37,500	Cerner Corp. *	3,259,875
695,000	Draxis Health, Inc.	3,210,900
73,300	Invacare Corp.	3,054,411
72,000	Respironics, Inc. *	3,036,960
120,000	Viasys Healthcare, Inc. *	2,998,800
		18,503,310
Industrials: 9.6%
66,600	Armor Holdings, Inc. *	2,864,466
43,938	Corporate Executive Board Co.	3,426,285
405,000	Global Power Equipment Group, Inc. *	2,887,650
75,000	Manitowoc Co.	3,768,750
131,700	Trinity Industries, Inc.	5,332,533
84,900	Valassis Communications, Inc. *	3,309,402
65,000	Washington Group International, Inc. *	3,502,850
		25,091,936
Technology: 17.6%
89,483	Alliance Data Systems Corp. *	3,503,259
314,900	Andrew Corp. *	3,511,135
532,600	Autobytel, Inc. *	2,668,326
169,000	Avnet, Inc. *	4,132,050
130,000	DSP Group, Inc. *	3,335,800
560,000	Embarcadero Technologies, Inc. *	3,774,400
65,132	Gen-Probe, Inc. *	3,220,777
109,900	Littelfuse, Inc. *	3,091,487
372,000	Magma Design Automation, Inc. *	3,020,640
121,100	Mantech International Corp. - Class A *	3,198,251
69,600	Maxtor Corp. *	306,240
340,000	Powerwave Technologies, Inc. *	4,416,600
135,695	The9 Ltd. - ADR *	2,563,279
310,000	Vasco Data Security International *	2,811,700
114,269	Witness Systems, Inc. *	2,387,079
		45,941,023
Telecommunications: 0.9%
54,933	Nice Systems Ltd. *	2,481,873

TOTAL COMMON STOCKS
(cost $198,721,963)		224,673,053

Masters' Select Smaller Companies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2005 (Unaudited)

Shares/
Principal Amount		Value
SHORT-TERM INVESTMENT: 14.3%

$37,460,000	State Street Bank & Trust Co., 2.50%, 09/30/05, due 10/03/05 [collateral: $34,210,000, US Treasury Notes, 7.875%, due 02/15/21; US Treasury Notes, 3.625%, 07/15/09; value $38,217,939] (proceeds $37,467,804)	$37,460,000

TOTAL SHORT-TERM INVESTMENT
(cost $37,460,000)		37,460,000

TOTAL INVESTMENTS IN SECURITIES
(cost $236,181,963+): 100.3%		262,133,053
Liabilities in excess of Other Assets: (0.3)%		(764,610)
NET ASSETS: 100.0%		$261,368,443

WRITTEN OPTIONS

The following written options were outstanding at September 30, 2005:

Number of			Expiration
Contracts	Name of Issuer	Exercise Price	Date	Value (000s)

Call Options:
720	Respironics, Inc.	2.1564	Jan '06	$230,400

*	Non-income producing security.
+	At September 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

	Cost of investments for tax purposes	$236,543,296
	Gross tax unrealized appreciation	$33,395,270
	Gross tax unrealized depreciation	(7,805,514)
	Net tax unrealized appreciation	$25,589,756

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Masters’ Select Funds Trust

By (Signature and Title)	/S/	KENNETH E. GREGORY
Kenneth E. Gregory, President

Date	11/16/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/	KENNETH E. GREGORY
Kenneth E. Gregory, President

Date	11/16/05

By (Signature and Title)*	/S/	JOHN COUGHLAN
John Coughlan, Treasurer

Date	11/16/05

* Print the name and title of each signing officer under his or her signature.